OTHER NON-CURRENT LIABILITIES (Statutory severance and pre-notice obligations Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Disclosure of defined benefit plans [line items]
Actuarial assumption of expected rates of salary increases		8.00%	10.50%
Cumulative amount of actuarial losses recognized in other comprehensive income	$ 24.8	$ 26.5
Actuarial assumption of discount rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (4.7)
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 5.7
Actuarial assumption of expected rates of compensation increases
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 6.0
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (5.1)
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	10.00%	8.50%
Actuarial assumption of expected rates of salary increases	8.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	11.40%	11.00%
Actuarial assumption of expected rates of salary increases	9.50%